Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Allowance For Doubtful Accounts Abstract
Opening balance	$ 1,006	$ 635
Provision of allowance for doubtful accounts	1,111	201
Writing off allowance for doubtful accounts	(1,374)
Foreign exchange adjustment	(27)	(39)
Ending balance	$ 716	$ 797